Segment information - Summary of Reconciliation of CCS Earnings to Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income attributable to Shell plc shareholders	$ 19,359	$ 42,309	$ 20,101
Income attributable to non-controlling interest	277	565	529
Income for the period	19,636	42,874	20,630
Current cost of supplies adjustment:
Taxation	(13,194)	(21,497)	(8,391)
CCS earnings
Current cost of supplies adjustment:
Purchases	815	(1,714)	(3,772)
Taxation	(203)	444	808
Share of profit of joint ventures and associates	33	(42)	(184)
Current cost of supplies adjustment	645	(1,312)	(3,148)
Of which:
Attributable to Shell plc shareholders	650	(1,196)	(3,029)
Attributable to non-controlling interest	(5)	(116)	(119)
CCS earnings	20,281	41,562	17,482
Of which:
CCS earnings attributable to Shell plc shareholders	20,008	41,113	17,072
CCS earnings attributable to non-controlling interest	$ 273	$ 449	$ 410